Sullivan & Worcester LLP                         T 202 775 1200
 1666 K Street, NW                                F 202 293 2275
 Washington, DC 20006                               www.sandw.com

                                               August 7, 2008

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                           Met Investors Series Trust
              (MetLife Balanced Strategy Portfolio, MetLife Growth
          Strategy Portfolio and MetLife Aggressive Strategy Portfolio)
                                 CIK: 0001126087

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Met Investors Series Trust (the "Trust"). This filing relates to the acquisition of the assets and liabilities of Strategic Growth and Income Portfolio, Strategic Conservative Growth Portfolio and Strategic Growth Portfolio, each a series of the Trust, by and in exchange for shares of MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive Strategy Portfolio, respectively, each a series of the Trust.

     As of July 15, 2008, Strategic Conservative Growth Portfolio's net assets of approximately $286 million and Strategic Growth and Income Portfolio's net assets of approximately $276 million did not exceed ten percent of MetLife Growth Strategy Portfolio's net assets of approximately $7,077 million and MetLife Balanced Strategy Portfolio's net assets of approximately $6,051 million, respectively. Accordingly, pro forma financial statements for these Portfolios were not included in the Trust's Registration Statement on Form N-14 in accordance with Item 14(a)(2) of Form N-14.

         Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                                  Very truly yours,


                                                  /s/ Robert N. Hickey
                                                  -------------------------
                                                  Robert N. Hickey

Enclosures

cc:    Elizabeth Forget
       Richard Pearson
       Jack Huntington
       John Rizzo
       Catherine Dent
       Nicole Bishop